Note 3 - Loans and Allowance for Loan Losses (Detail) - Troubled Debt Restructurings by Modification Type (USD $)	Dec. 31, 2012	Dec. 31, 2011
Troubled Debt Restructuring	$ 14,043,839	$ 13,516,746
Interest Rate [Member] | One to Four Family Units [Member]
Troubled Debt Restructuring	305,600
Interest Rate [Member] | Real Estate Construction [Member]
Troubled Debt Restructuring	6,884,800	6,884,800
Interest Rate [Member]
Troubled Debt Restructuring	7,190,400	6,884,800
Term [Member] | One to Four Family Units [Member]
Troubled Debt Restructuring	1,383,668
Term [Member] | Real Estate Construction [Member]
Troubled Debt Restructuring	1,308,913	2,040,540
Term [Member] | Real Estate Commercial [Member]
Troubled Debt Restructuring	391,745
Term [Member] | Commercial Loans [Member]
Troubled Debt Restructuring	1,844,113
Term [Member]
Troubled Debt Restructuring	4,928,439	2,040,540
Combination [Member] | Real Estate Commercial [Member]
Troubled Debt Restructuring	1,925,000	4,591,406
Combination [Member]
Troubled Debt Restructuring	1,925,000	4,591,406
One to Four Family Units [Member]
Troubled Debt Restructuring	1,689,268
Real Estate Construction [Member]
Troubled Debt Restructuring	8,193,713	8,925,340
Real Estate Commercial [Member]
Troubled Debt Restructuring	2,316,745	4,591,406
Commercial Loans [Member]
Troubled Debt Restructuring	$ 1,844,113